Leases - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Expense from short-term leases	$ 2.0
Expense from low value leases	0.3
Cash outflow for leases	42.5
Cash outflow for leases, principal	30.4
Cash outflow for leases, interest	7.7
Cash outflow for leases, short-term and low value	4.4
Leases that have not yet commenced, amount	$ 94.2
Rent expense		$ 38.6	$ 23.6
Bottom of range
Disclosure of quantitative information about right-of-use assets [line items]
Leases that have not yet commenced, term	2 years
Top of range
Disclosure of quantitative information about right-of-use assets [line items]
Leases that have not yet commenced, term	12 years